Restricted Equity Investments (Tables)	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Restricted Equity Investments

The Company’s restricted equity investments at December 31, 2013 and 2012 were as follows:

RESTRICTED EQUITY INVESTMENTS

December 31,	2013	2012
FRB stock	$9,870	$10,783
FHLBNY stock	7,001	6,955
Atlantic Central Bankers Bank stock	148	148

Total	$17,019	$17,886